Subsequent Events (Stock Repurchase and Establishment of A Subsidiary) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2014 Subsequent Event [Member] NQ Yizhuang [Member]	Apr. 30, 2014 Subsequent Event [Member] Common Shares [Member]
Subsequent Event [Line Items]
Shares repurchased (in shares)				2,092,000
Shares repurchased, value	$ 6,682	$ 1,346		$ 4,400
Registered capital			$ 80,000